UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred Income Opportunities Fund (JPC)
April 30, 2014

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 138.8% (99.8% of Total Investments)
	COMMON STOCKS - 5.9% (4.2% of Total Investments)
	Automobiles - 0.4%
260,775	Ford Motor Company				$ 4,211,516
	Banks - 0.2%
34,600	Citigroup Inc.				1,657,686
	Capital Markets - 2.0%
295,500	Ares Capital Corporation				5,073,735
137,848	Arlington Asset Investment Corporation				3,646,080
48,600	Hercules Technology Growth Capital, Inc.				664,848
191,946	Medley Capital Corporation				2,502,976
227,792	PennantPark Floating Rate Capital Inc.				3,166,309
142,287	TCP Capital Corporation				2,303,627
173,796	TriplePoint Venture Growth Business Development Company Corporation				2,641,699
	Total Capital Markets				19,999,274
	Communications Equipment - 0.2%
151,700	Ericsson LM Telefonaktiebolaget				1,818,883
	Energy Equipment & Services - 0.0%
69,450	McDermott International Inc., (2)				502,124
	Food & Staples Retailing - 0.1%
191,100	Metro AG, Unsponsored ADR, (4)				1,526,239
	Hotels, Restaurants & Leisure - 0.2%
57,600	Norwegian Cruise Line Holdings Limited, (2)				1,887,552
	Insurance - 0.8%
50,150	American International Group, Inc.				2,664,470
26,838	Aspen Insurance Holdings Limited				1,228,644
49,500	Endurance Specialty Holdings Limited				2,515,590
85,984	Selective Insurance Group Inc.				1,972,473
	Total Insurance				8,381,177
	Life Sciences Tools & Services - 0.3%
26,871	Bio-Rad Laboratories Inc., (2)				3,310,776
	Machinery - 0.3%
57,800	Woodward Governor Company				2,591,174
	Media - 0.2%
122,400	National CineMedia, Inc.				1,859,256
	Oil, Gas & Consumable Fuels - 0.7%
200,925	LinnCo LLC				5,537,493
31,500	Tesoro Corporation				1,773,135
	Total Oil, Gas & Consumable Fuels				7,310,628
	Pharmaceuticals - 0.1%
52,200	Phibro Animal Health Corporation, Class A Shares, (2)				921,852
	Real Estate - 0.2%
156,300	Hannon Armstrong Sustainable Infrastructure Capital Inc.				2,066,286
	Semiconductors & Equipment - 0.2%
85,553	Microsemi Corporation, (2)				2,012,204
	Total Common Stocks (cost $59,304,154)				60,056,627
Shares	Description (1)	Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
	Real Estate - 0.1%
54,400	American Homes 4 Rent	5.000%		N/R	$ 1,316,480
	Total Convertible Preferred Securities (cost $1,359,248)				1,316,480
Shares	Description (1)	Coupon		Ratings (3)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 69.4% (49.9% of Total Investments)
	Banks - 14.4%
168,650	AgriBank FCB, (12)	6.875%		A-	$ 17,571,222
150,122	Citigroup Capital XIII	7.875%		BB+	4,092,326
159,401	Citigroup Inc.	8.125%		BB+	4,707,112
523,567	Citigroup Inc.	7.125%		BB+	14,214,844
194,500	Citigroup Inc.	6.875%		BB+	5,218,435
203,600	City National Corporation	6.750%		BBB-	5,629,540
424,751	Countrywide Capital Trust III	7.000%		BB+	10,826,903
79,900	Countrywide Capital Trust IV	6.750%		BB+	2,041,445
145,103	Fifth Third Bancorp.	6.625%		BBB-	3,853,936
210,021	First Niagara Finance Group	8.625%		BB+	6,096,910
225,000	First Republic Bank of San Francisco	6.200%		BBB	5,559,750
123,900	FNB Corporation	7.250%		Ba3	3,312,962
289,700	HSBC Holdings PLC	8.000%		BBB+	7,821,900
403,188	PNC Financial Services, (5)	6.125%		BBB	10,829,630
226,200	Private Bancorp Incorporated	7.125%		N/A	5,740,956
79,430	Regions Financial Corporation	6.375%		BB	1,911,086
386,625	Regions Financial Corporation	6.375%		B1	9,607,631
133,300	TCF Financial Corporation	7.500%		BB	3,507,123
140,600	Texas Capital Bancshares Inc.	6.500%		BB	3,409,550
3,366	Texas Capital Bancshares	6.500%		BB+	80,414
149,800	U.S. Bancorp.	6.500%		BBB+	4,321,730
219,200	Webster Financial Corporation	6.400%		Ba1	5,271,760
49,400	Wells Fargo & Company	6.625%		BBB+	1,365,910
73,300	Wells Fargo & Company	5.850%		BBB+	1,858,155
221,829	Zions Bancorporation	7.900%		BB	6,213,430
95,300	Zions Bancorporation	6.300%		BB	2,404,419
	Total Banks				147,469,079
	Capital Markets - 8.1%
2,894	Affiliated Managers Group Inc.	6.375%		BBB	71,858
28,978	Allied Capital Corporation	6.875%		BBB	714,308
75,423	Ameriprise Financial, Inc.	7.750%		A	1,931,583
130,200	Apollo Investment Corporation	6.875%		BBB	3,167,766
112,775	Apollo Investment Corporation	6.625%		BBB	2,728,027
2,307	Arlington Asset Investment Corporation	6.625%		N/R	55,368
425,880	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	11,200,644
150,400	Fifth Street Finance Corporation	6.125%		BBB-	3,632,160
56,425	Gladstone Investment Corporation	7.125%		N/R	1,500,341
15,755	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		Baa3	390,882
49,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	1,222,144
220,800	Goldman Sachs Group, Inc.	5.500%		BB+	5,217,504
129,600	Hercules Technology Growth Capital Incorporated	7.000%		N/R	3,355,344
108,000	Hercules Technology Growth Capital Incorporated	7.000%		N/A	2,756,160
23,455	JMP Group Inc.	7.250%		N/R	592,239
110,300	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	2,461,896
24,673	Medley Capital Corporation	7.125%		N/A	638,044
24,707	Medley Capital Corporation	6.125%		N/R	609,028
662,300	Morgan Stanley	7.125%		BB+	18,080,790
6,400	Morgan Stanley	6.875%		BB+	170,176
123,900	MVC Capital Incorporated	7.250%		N/A	3,189,186
112,427	Oxford Lane Capital Corporation	7.500%		N/R	2,708,366
4,000	Saratoga Investment Corporation	7.500%		N/R	100,360
280,275	Solar Capital Limited	6.750%		BBB-	6,687,362
130,000	State Street Corporation	5.900%		BBB+	3,374,800
69,098	Triangle Capital Corporation	7.000%		N/R	1,793,093
159,478	Triangle Capital Corporation	6.375%		N/A	3,986,950
	Total Capital Markets				82,336,379
	Consumer Finance - 1.1%
418,552	Discover Financial Services	6.500%		BB	10,547,510
4,901	SLM Corporation, Series A	6.970%		BB	242,207
	Total Consumer Finance				10,789,717
	Diversified Financial Services - 5.3%
229,479	Ares Capital Corporation	7.000%		BBB	5,993,991
4,800	Ares Capital Corporation	5.875%		BBB	123,024
65,000	ING Groep N.V.	7.375%		BBB-	1,679,600
204,023	ING Groep N.V.	7.200%		BBB-	5,265,834
783,499	ING Groep N.V.	7.050%		BBB-	20,167,264
50,000	ING Groep N.V.	6.125%		BBB-	1,257,500
16,600	Intl FCStone Inc.	8.500%		N/R	424,960
73,391	KCAP Financial Inc.	7.375%		N/A	1,921,376
43,975	KKR Financial Holdings LLC	7.500%		A-	1,183,807
277,249	KKR Financial Holdings LLC	7.375%		BBB	7,028,262
220,300	Main Street Capital Corporation	6.125%		N/R	5,439,207
125,300	PennantPark Investment Corporation	6.250%		BBB-	3,094,910
	Total Diversified Financial Services				53,579,735
	Diversified Telecommunication Services - 0.9%
117,512	Qwest Corporation	7.500%		BBB-	3,135,220
185,180	Qwest Corporation	7.000%		BBB-	4,840,605
57,500	Verizon Communications Inc.	5.900%		A-	1,441,525
	Total Diversified Telecommunication Services				9,417,350
	Electric Utilities - 0.6%
229,906	Entergy Texas Inc.	7.875%		A-	5,864,902
	Food Products - 1.9%
310,000	CHS Inc.	7.100%		N/A	9,148,100
360,600	CHS Inc.	7.100%		N/A	9,959,772
	Total Food Products				19,107,872
	Insurance - 10.3%
104,045	Aegon N.V.	8.000%		Baa1	2,967,363
253,752	Aegon N.V.	6.375%		Baa1	6,564,564
660,206	Arch Capital Group Limited	6.750%		BBB	16,960,692
273,900	Argo Group US Inc.	6.500%		BBB-	6,474,996
54,020	Aspen Insurance Holdings Limited	7.250%		BBB-	1,432,610
393,800	Aspen Insurance Holdings Limited	5.950%		BBB-	9,939,512
425,908	Axis Capital Holdings Limited	6.875%		BBB	11,001,204
3,000	Delphi Financial Group, Inc., (12)	7.376%		BBB-	73,688
165,000	Endurance Specialty Holdings Limited	7.500%		BBB-	4,341,150
42,470	Hanover Insurance Group	6.350%		Ba1	1,013,759
138,124	Hartford Financial Services Group Inc.	7.875%		BB+	4,131,289
314,100	Kemper Corporation	7.375%		Ba1	8,084,934
298,139	Maiden Holdings Limited	8.250%		BB	7,763,540
3,832	Maiden Holdings NA Limited	8.250%		BBB-	100,283
257,133	Maiden Holdings NA Limited	8.000%		BBB-	6,639,174
187,000	Maiden Holdings NA Limited	7.750%		BBB-	4,790,940
102,500	Montpelier Re Holdings Limited	8.875%		BBB-	2,758,275
8,205	Prudential PLC	6.750%		A-	210,786
361,265	Reinsurance Group of America Inc.	6.200%		BBB	9,790,282
8,800	Selective Insurance Group	5.875%		BBB+	208,912
	Total Insurance				105,247,953
	Marine - 1.0%
101,635	Costamare Inc.	8.500%		N/R	2,593,725
63,671	Costamare Inc.	7.625%		N/R	1,574,584
9,890	International Shipholding Corporation	9.000%		N/R	1,033,505
18,300	Navios Maritime Holdings Inc.	8.750%		N/R	460,245
140,000	Seaspan Corporation	8.250%		N/R	3,606,400
49,800	Seaspan Corporation	6.375%		N/A	1,252,968
	Total Marine				10,521,427
	Multi-Utilities - 0.6%
230,584	Dominion Resources Inc.	8.375%		BBB	5,879,892
26,579	DTE Energy Company	6.500%		Baa1	687,333
	Total Multi-Utilities				6,567,225
	Oil, Gas & Consumable Fuels - 1.8%
48,988	Atlas Pipeline Partners LP	8.250%		CCC+	1,261,441
39,310	Callon Petroleum Company	10.000%		N/R	2,042,548
71,740	Legacy Reserves LP	8.000%		N/R	1,804,261
65,545	Miller Energy Resources Inc.	10.500%		N/A	1,602,575
304,300	Nustar Logistics Limited Partnership	7.625%		Ba2	8,097,423
79,700	Tsakos Energy Navigation Limited	8.875%		N/R	1,994,891
57,700	Vanguard Natural Resources LLC	7.625%		N/A	1,425,190
	Total Oil, Gas & Consumable Fuels				18,228,329
	Real Estate - 18.2%
199,300	AG Mortgage Investment Trust	8.000%		N/A	4,779,214
14,375	American Homes 4 Rent, WI/DD, (2), (12)	5.500%		N/R	359,375
84,549	American Realty Capital Properties Inc.	6.700%		N/A	1,992,820
249,100	Annaly Capital Management	7.625%		N/A	6,227,500
149,500	Apollo Commercial Real Estate Finance	8.625%		N/A	3,840,655
249,100	Apollo Residential Mortgage Inc.	8.000%		N/A	5,928,580
15,400	Arbor Realty Trust Incorporated	8.250%		N/R	386,694
12,500	Arbor Realty Trust Incorporated	7.750%		N/A	299,375
70,546	Ashford Hospitality Trust Inc.	9.000%		N/A	1,911,091
127,431	Ashford Hospitality Trust Inc.	8.450%		N/R	3,250,765
33,100	Campus Crest Communities	8.000%		N/R	852,325
144,900	Capstead Mortgage Corporation	7.500%		N/R	3,519,621
160,091	CBL & Associates Properties Inc.	7.375%		BB	4,074,316
186,579	Cedar Shopping Centers Inc., Series A	7.250%		N/A	4,735,375
208,314	Chesapeake Lodging Trust	7.750%		N/A	5,468,243
12,192	Colony Financial Inc.	8.500%		N/R	320,284
5,142	CommomWealth REIT	7.250%		Ba1	132,458
50,000	Coresite Realty Corporation	7.250%		N/A	1,268,000
83,864	CYS Invsetments Inc.	7.750%		N/A	2,021,122
71,974	CYS Invsetments Inc.	7.500%		N/R	1,675,555
270,925	DDR Corporation	6.500%		Baa3	6,580,768
41,200	Digital Realty Trust Inc.	7.375%		Baa3	1,046,480
50,940	Duke Realty Corporation, Series L	6.600%		Baa3	1,269,934
214,845	Dupont Fabros Technology	7.875%		Ba2	5,551,595
98,500	Dynex Capital inc.	8.500%		N/A	2,448,710
249,600	First Potomac Realty Trust	7.750%		N/R	6,379,776
195,710	Hatteras Financial Corporation	7.625%		N/A	4,677,469
48,490	Health Care REIT, Inc.	6.500%		Baa3	1,228,252
88,850	Hersha Hospitality Trust	6.875%		N/R	2,215,031
63,750	Hospitality Properties Trust	7.125%		Baa3	1,644,750
178,580	Inland Real Estate Corporation	8.125%		N/R	4,760,943
239,102	Invesco Mortgage Capital Inc.	7.750%		N/A	5,812,570
10,031	Kimco Realty Corporation	6.900%		Baa2	258,800
20,700	Kite Realty Group Trust	8.250%		N/A	540,063
173,575	MFA Financial Inc.	8.000%		N/A	4,374,090
23,562	MFA Financial Inc.	7.500%		N/A	571,379
124,923	New York Mortgage Trust Inc.	7.750%		N/R	2,915,703
178,500	Northstar Realty Finance Corporation	8.875%		N/A	4,596,375
329,164	Northstar Realty Finance Corporation, (6)	8.250%		N/R	8,248,850
200,000	Penn Real Estate Investment Trust	8.250%		N/A	5,228,000
72,400	Penn Real Estate Investment Trust	7.375%		N/A	1,846,200
22,464	Prologis Inc., (12)	8.540%		BBB-	1,354,860
19,800	PS Business Parks, Inc.	6.875%		Baa2	507,098
59,960	PS Business Parks, Inc.	6.450%		Baa2	1,538,574
164,353	Rait Financial Trust	7.750%		N/R	3,967,481
115,400	Rait Financial Trust	7.625%		N/R	2,871,152
175,000	Realty Income Corporation	6.625%		Baa2	4,509,750
217,000	Regency Centers Corporation	6.625%		Baa3	5,481,420
2,200	Sabra Health Care Real Estate Investement Trust	7.125%		B2	56,012
400,000	Senior Housing Properties Trust	5.625%		BBB-	9,064,000
157,149	Strategic Hotel Capital Inc., Series B	8.250%		N/R	3,985,299
191,651	Strategic Hotel Capital Inc., Series C	8.250%		N/R	4,873,685
149,300	Urstadt Biddle Properties	7.125%		N/A	3,692,189
300,000	Vornado Realty LP	7.875%		BBB	7,755,000
8,248	Weingarten Realty Trust	6.500%		Baa3	205,788
236,425	Winthrop Realty Trust Inc.	9.250%		N/R	6,480,409
148,900	Winthrop Realty Trust Inc.	7.750%		N/A	3,890,757
	Total Real Estate				185,472,580
	Real Estate Management & Development - 0.2%
91,350	Kennedy-Wilson Inc.	7.750%		BB-	2,301,107
	Thrifts & Mortgage Finance - 0.5%
39,002	Everbank Financial Corporation	6.750%		N/A	953,599
160,700	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,004,644
10,049	Federal Agricultural Mortgage Corporation	5.875%		Aaa	227,710
	Total Thrifts & Mortgage Finance				5,185,953
	U.S. Agency - 4.5%
157,375	Cobank Agricultural Credit Bank, 144A, (12)	6.250%		A-	16,086,684
38,725	Cobank Agricultural Credit Bank, (12)	6.125%		A-	3,332,770
259,800	Farm Credit Bank of Texas, 144A, (12)	6.750%		Baa1	26,751,289
	Total U.S. Agency				46,170,743
	Total $25 Par (or similar) Retail Preferred (cost $686,105,191)				708,260,351
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS - 0.2% (0.2% of Total Investments)
	Banks - 0.2%
$ 2,150	M&T Bank Corporation	6.450%	12/29/49	BBB	$ 2,246,750
$ 2,150	Total Convertible Bonds (cost $2,148,811)				2,246,750
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 4.5% (3.2% of Total Investments)
	Capital Markets - 0.7%
$ 7,070	Prosepect Capital Corporation, Convertible Bond	5.875%	3/15/23	BBB	$ 7,116,613
	Commercial Services & Supplies - 0.6%
2,900	Iron Mountain Inc.	5.750%	8/15/24	B1	2,863,750
1,900	R.R. Donnelley & Sons Company	7.875%	3/15/21	BB-	2,175,500
650	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	684,125
300	R.R. Donnelley & Sons Company	6.000%	4/01/24	BB-	302,250
5,750	Total Commercial Services & Supplies				6,025,625
	Diversified Financial Services - 0.6%
4,100	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	4,294,750
1,525	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	1,525,000
5,625	Total Diversified Financial Services				5,819,750
	Energy Equipment & Services - 0.4%
3,815	McDermott International Inc., 144A	8.000%	5/01/21	BB	3,843,613
	Oil, Gas & Consumable Fuels - 1.2%
2,197	Breitburn Energy Partners LP	7.875%	4/15/22	B-	2,378,253
7,583	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	7,165,935
2,935	Vanguard Natural Resources Finance	7.875%	4/01/20	B	3,162,463
12,715	Total Oil, Gas & Consumable Fuels				12,706,651
	Tobacco - 0.1%
650	Vector Group Limited, 144A	7.750%	2/15/21	Ba3	695,500
	Wireless Telecommunication Services - 0.9%
7,960	Frontier Comminications Corporation	7.125%	1/15/23	Ba2	8,218,700
1,165	Frontier Comminications Corporation	7.625%	4/15/24	Ba2	1,210,142
9,125	Total Wireless Telecommunication Services				9,428,842
$ 44,750	Total Corporate Bonds (cost $44,238,892)				45,636,594
Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 57.7% (41.5% of Total Investments)
	Banks - 22.6%
19,361	Abbey National Capital Trust I	8.963%	N/A (7)	BBB-	$ 24,588,470
9,625	Bank of America Corporation	8.000%	N/A (7)	BB+	10,900,313
1,850	Bank of America Corporation	8.125%	N/A (7)	BB+	2,100,675
3,575	Barclays Bank PLC, 144A	10.180%	6/12/21	A-	4,854,064
4,430	Barclays PLC	8.250%	N/A (7)	BB+	4,717,950
1,000	Citigroup Inc.	8.400%	N/A (7)	BB+	1,156,250
2,235	Citigroup Inc.	6.300%	N/A (7)	BB+	2,226,619
3,960	Commerzbank AG, 144A	8.125%	9/19/23	BB+	4,623,300
3,430	Credit Agricole SA	7.875%	N/A (7)	BB+	3,690,337
4,500	First Empire Capital Trust I, (6)	8.234%	2/01/27	BBB	4,578,773
32,205	General Electric Capital Corporation, (5)	7.125%	N/A (7)	AA-	37,035,750
9,500	General Electric Capital Corporation	6.250%	N/A (7)	AA-	10,319,375
1,000	HSBC Bank PLC	0.688%	12/19/35	A-	685,000
500	HSBC Bank PLC	0.600%	6/11/37	A-	343,750
4,654	HSBC Capital Funding LP, Debt	10.176%	N/A (7)	BBB+	6,794,840
22,402	JPMorgan Chase & Company	7.900%	N/A (7)	BBB	25,314,260
13,510	JPMorgan Chase & Company	6.750%	N/A (7)	BBB	14,320,600
7,250	JPMorgan Chase & Company	5.150%	N/A (7)	BBB	6,860,313
2,630	Lloyd’s Banking Group PLC	7.500%	N/A (7)	BB	2,748,350
5,000	PNC Financial Services Inc.	6.750%	N/A (7)	BBB	5,512,500
4,883	Royal Bank of Scotland Group PLC	7.648%	N/A (7)	BB	5,371,300
6,648	Societe Generale	8.750%	N/A (7)	BBB-	6,993,696
5,010	Societe Generale, 144A	7.875%	N/A (7)	BB+	5,237,454
570	Standard Chartered PLC, 144A	7.014%	N/A (7)	BBB+	621,300
22,101	Wells Fargo & Company	7.980%	N/A (7)	BBB+	25,084,635
7,290	Wells Fargo & Company	5.900%	N/A (7)	BBB+	7,465,689
6,095	Zions Bancorporation	7.200%	N/A (7)	BB	6,341,848
	Total Banks				230,487,411
	Capital Markets - 1.8%
6,180	Credit Suisse Group AG	7.500%	N/A (7)	BB+	6,713,025
4,933	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	5,383,136
1,500	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (7)	BBB-	1,440,000
4,325	Goldman Sachs Group Inc.	5.700%	N/A (7)	BB+	4,416,906
175,000	Morgan Stanley	5.450%	N/A (7)	BB+	176,531
	Total Capital Markets				18,129,598
	Diversified Financial Services - 5.4%
16,400	Agstar Financial Services Inc., 144A	6.750%	N/A (7)	BB	16,599,875
7,085	BNP Paribas, 144A	7.195%	N/A (7)	BBB	7,935,200
2,765	ING US Inc.	5.650%	5/15/53	Ba1	2,764,724
20,713	Rabobank Nederland, 144A	11.000%	N/A (7)	A-	27,600,073
	Total Diversified Financial Services				54,899,872
	Insurance - 25.0%
1,183	AG2R La Mondiale Vie	7.625%	N/A (7)	BBB-	1,301,353
4,800	AIG Life Holdings Inc., (6)	8.500%	7/01/30	BBB	6,327,446
5,000	Allstate Corporation, (6)	6.500%	5/15/57	Baa1	5,387,500
8,000	Aviva PLC, Reg S	8.250%	N/A (7)	BBB	8,980,000
3,675	AXA SA	8.600%	12/15/30	A3	4,759,125
26,179	Catlin Insurance Company Limited	7.249%	N/A (7)	BBB+	26,964,370
4,815	Cloverie PLC Zurich Insurance	8.250%	N/A (7)	A	5,589,011
2,300	CNP Assurances	7.500%	N/A (7)	BBB+	2,558,332
1,750	Dai-Ichi Mutual Life, 144A	7.250%	N/A (7)	A3	2,047,500
32,040	Financial Security Assurance Holdings, 144A, (6)	6.400%	12/15/66	BBB+	27,394,200
1,755	Friends Life Group PLC	7.875%	N/A (7)	BBB+	1,930,500
19,855	Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	19,656,450
1,030	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	1,066,050
12,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	13,650,000
2,665	Lincoln National Corporation, (6)	7.000%	5/17/66	BBB	2,765,471
1,750	Lincoln National Corporation, (6)	6.050%	4/20/67	BBB	1,758,750
9,335	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	11,342,025
12,245	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	16,469,525
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,298,088
13,770	Nationwide Financial Services Inc.	6.750%	5/15/37	Baa2	14,045,400
6,855	Provident Financing Trust I	7.405%	3/15/38	Baa3	7,643,325
4,415	Prudential Financial Inc.	5.875%	9/15/42	BBB+	4,646,788
3,300	Prudential PLC	7.750%	N/A (7)	A-	3,588,750
13,535	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	14,516,288
18,168	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	19,076,400
17,485	White Mountains Insurance Group	7.506%	N/A (7)	BB+	18,419,171
8,250	XL Capital Ltd	6.500%	N/A (7)	BBB	8,126,250
4,000	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	4,300,000
	Total Insurance				255,608,068
	Machinery - 0.1%
1,020	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,102,875
	Real Estate - 1.4%
11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (7)	Ba1	14,666,716
	Specialty Retail - 1.2%
3,500	Aquarius & Investments PLC fbo SwissRe	8.250%	N/A (7)	N/R	3,927,700
7,724	Swiss Re Capital I, 144A	6.854%	N/A (7)	A	8,264,680
	Total Specialty Retail				12,192,380
	U.S. Agency - 0.2%
1,700	Farm Credit Bank of Texas	10.000%	N/A (7)	Baa1	2,077,715
	Total $1,000 Par (or similar) Institutional Preferred (cost $542,384,823)				589,164,635
Shares	Description (1), (13)				Value
	INVESTMENT COMPANIES - 1.0% (0.7% of Total Investments)
89,280	AllianceBernstein Global High Income Fund				$ 1,329,379
64,835	Ares Dynamic Credit Allocation Fund				1,186,481
29,800	Cushing Royalty and Income Fund				555,770
1,273,116	MFS Intermediate Income Trust				6,772,977
18,390	Oxford Lane Capital Corporation				311,894
	Total Investment Companies (cost $9,991,462)				10,156,501
	Total Long-Term Investments (cost $1,345,532,581)				1,416,837,938
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 0.3% (0.2% of Total Investments)
$ 3,095	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $3,095,171, collateralized by $3,315,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $3,161,681	0.000%	5/01/14		$ 3,095,171
	Total Short-Term Investments (cost $3,095,171)				3,095,171
	Total Investments (cost $1,348,627,752) - 139.1%				1,419,933,109
	Borrowings - (39.4)% (8), (9)				(402,500,000)
	Other Assets Less Liabilities - 0.3% (10)				3,464,267
	Net Assets Applicable to Common Shares - 100%				$ 1,020,897,376

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
JPMorgan	$ 114,296,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 2,167,280
JPMorgan	114,296,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	4,117,129
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(2,211,619)
	$ 298,317,000							$ 4,072,790

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 58,530,388	$ 1,526,239	$ —	$ 60,056,627
Convertible Preferred Securities	1,316,480	—	—	1,316,480
$25 Par (or similar) Retail Preferred	642,730,463	65,529,888	—	708,260,351
Convertible Bonds	—	2,246,750	—	2,246,750
Corporate Bonds	—	45,636,594	—	45,636,594
$1,000 Par (or similar) Institutional Preferred	—	589,164,635	—	589,164,635
Investment Companies	10,156,501	—	—	10,156,501
Short-Term Investments:
Repurchase Agreements	—	3,095,171	—	3,095,171
Investments in Derivatives:
Interest Rate Swaps*	—	4,072,790	—	4,072,790
Total	$ 712,733,832	$ 711,272,067	$ —	$ 1,424,005,899
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $1,357,256,696.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation				$ 78,371,422
Depreciation				(15,695,009)

Net unrealized appreciation (depreciation) of investments				$ 62,676,413

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $33,760,400.
(7)	Perpetual security. Maturity date is not applicable.
(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $893,160,790 have been pledged as collateral for Borrowings.

(9)	Borrowings as a percentage of Total Investments is 28.3%.
(10)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(12)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(13)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014